NONCONSOLIDATED AFFILIATES AND RELATED COMPANY TRANSACTIONS, Summarized Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Schedule of Equity Method Investments [Line Items]
Investment in nonconsolidated affiliates	$ 3,453		$ 3,224		$ 3,204
Equity in earnings of nonconsolidated affiliates	1,112		630		787
Percent of principal nonconsolidated entities financial information which is presented	100.00%
Principal Nonconsolidated Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Investment in nonconsolidated affiliates	2,635		2,359
Equity in earnings of nonconsolidated affiliates	1,032		587		824
Current assets	8,357		6,916
Noncurrent assets	14,717		14,538
Total assets	23,074		21,454
Current liabilities	4,338		4,147
Noncurrent liabilities	11,345		10,504
Total liabilities	15,683		14,651
Noncontrolling interests	647		582
Sales	14,702	[1]	12,590	[2]	15,508	[3]
Gross profit	3,833	[1]	2,910	[2]	4,064	[3]
Net income	$ 2,189	[1]	$ 1,281	[2]	$ 1,940	[3]

[1]	The summarized income statement information for 2010 includes the results for Americas Styrenics LLC from January 1, 2010 through June 17, 2010; see Note E.
[2]	The summarized income statement information for 2009 includes the results for the OPTIMAL Group of Companies from January 1, 2009 through September 30, 2009; see Note E.
[3]	The summarized income statement information for 2008 includes the results for Americas Styrenics LLC from May 1, 2008 through December 31, 2008.